Operating Revenues - Summary of Time Charter Revenues (Detail) - Time Charter [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
2022:	$ 121,571
2023:	77,541
2024:	61,319
2025:	61,174
2026:	34,539
2027 Onwards:	$ 5,347